New York Life Insurance Company 44 South Broadway White Plains, New York 10601 Tel: (917) 922-1578 E-mail: erica_e_carrig@newyorklife.com Erica E. Carrig Associate General Counsel

VIA EDGAR

December 14, 2021

Mark A. Cowan, Esq.

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE:	New York Life Insurance and Annuity Corporation (“NYLIAC”)

NYLIAC Variable Annuity Separate Account – III

Pre-Effective Amendment No. 1 under the Securities Act (File No. 333-257891) and

Amendment No. 228 under the 1940 Act (File No. 811-08904)

Mr. Cowan:

On behalf of NYLIAC Variable Annuity Separate Account – III (the “Registrant”), a separate account established by NYLIAC, we hereby electronically file on Form N-4, Pre-Effective Amendment No. 1 to the above-captioned initial registration statement (“Registration Statement”) under the Securities Act of 1933 (“Securities Act”) and Amendment No. 228 to the Registration Statement under the Investment Company Act of 1940 (“1940 Act”) (collectively, the “Amendment”).

The Registrant is filing the Amendment to:

●	reflect changes to the Registration Statement in response to the Commission staff’s (the “Staff”) comments as described in a September 14, 2021 letter from the Staff; and

●	make the additional changes to the Registration Statement as described in a December 14, 2021 letter to the Staff.

The Registrant represents that the Amendment effects no other material changes to the Registration Statement.

All changes will be effective as of May 1, 2022. We expect to make further updating changes to fund fees and other financial information to reflect Staff comments to this Amendment, and include all financial statements and other exhibits required by Form N-4 that were not previously filed in a subsequent pre-effective amendment.

Please feel free to call me at (917) 922-1578 or e-mail me at erica_e_carrig@newyorklife.com with any questions or comments on the filing.

Sincerely,

/s/ Erica E. Carrig

Erica E. Carrig
Associate General Counsel

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